Nature of Business and Organization (Details)	12 Months Ended
Dec. 31, 2019
Golden Bull BVI [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull BVI
Background	A British Virgin Islands company Incorporated on February 27, 2017
Ownership	100.00%
Golden Bull HK [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull HK
Background	A Hong Kong company Incorporated on January 24, 2017
Ownership	100% owned by Golden Bull BVI
Golden Bull USA [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull USA
Background	A USA company Incorporated on June 3, 2019
Ownership	100% owned by Golden Bull Limited
Golden Bull WFOE [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull WFOE
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on June 8, 2017
Ownership	100% owned by Golden Bull HK
Shanghai Dianniu [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Dianniu
Background	A PRC limited liability company Incorporated on November 17, 2015 Services for online marketplace connecting borrowers and lenders.
Ownership	VIE of Golden Bull WFOE
Shanghai Baoxun [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Baoxun
Background	A PRC limited liability company Incorporated on January 22, 2016 Design and production of online advertisement and marketing survey services for online marketplace.
Ownership	VIE of Golden Bull WOFE
Shanghai Youwang [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Youwang
Background	A PRC limited liability company Incorporated on April 4, 2018 Vehicle sales, vehicle rental, providing consultation and services in the field of automotive technology.
Ownership	100% owned by Dianniu
Shanghai Xingjiuhao [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Xingjiuhao
Background	A PRC limited liability company Incorporated on October 22, 2018 Production and sales for Internet of Things technology and technical consulting.
Ownership	100% owned by Dianniu
XMAX Chain Limited [Member]
Variable Interest Entity [Line Items]
Name	XMAX Chain Limited
Background	A Hong Kong company Acquired on April 8, 2020
Ownership	100% owned by Golden Bull Limited